EMPLOYEE BENEFIT PLAN AND PROFIT APPROPRIATION (Details Textual) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Defined Contribution Plan, Cost Recognized	13,476	12,752	10,494
Percentage Of Entity Registered Capital	50.00%
Statutory Surplus Reserve Fund Annual Appropriation Percentage	10.00%
Statutory Surplus Reserve Fund Annual Appropriation	0	0	2,598
Statutory Surplus Reserve Fund Appropriations	24,789	24,789
Beijing Origin State Harvest Biotechnology Limited [Member]
Statutory Surplus Reserve Fund Annual Appropriation Percentage	10.00%